Stock Options and Nonvested Shares - Additional Information (Details)									1 Months Ended				12 Months Ended
	Dec. 03, 2019 shares	Dec. 28, 2018 shares	Jul. 12, 2017 shares	Nov. 08, 2016 shares	May 31, 2016 USD ($)	Nov. 16, 2015 $ / shares shares	Jul. 01, 2014 USD ($) Affiliate	Jan. 02, 2014 shares	Jul. 01, 2015 USD ($)	Jun. 30, 2014 shares	Nov. 30, 2010 shares	Jul. 31, 2007 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $													$ 1,113,828	$ 2,240,512	$ 3,068,213
Number of shares vested																	0
Number of affiliates | Affiliate							2
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $													$ 522	1,769	3,223
Share based compensation period for recognition													7 months 6 days
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $													$ 70,324	139,749	225,864
Unrecognized share based compensation expenses | $													$ 21,077
Share based compensation period for recognition													7 months 6 days
Fortune Zhengjin Company Limited
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $													$ 625,978	$ 1,240,579	2,056,931
Unrecognized share based compensation expenses | $													$ 274,776
Share based compensation period for recognition													7 months 6 days
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $															(15,657)
Share based compensation available for grant													773,685
Share based compensation arrangement grants in period													2,414,500
Restricted Shares | Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation period for recognition									5 years
Restricted Shares | Employees | Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service							5 years
Share based payment award percentage of net assets granted							10.00%
Share based compensation arrangement by percentage of shares granted							10.00%
Share based compensation arrangement by grants in period fair value | $							$ 28,965
Restricted Shares | Employees | Fortune Zhengjin
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service					5 years				5 years
Share based payment award percentage of net assets granted					5.35%				8.00%
Share based compensation arrangement by percentage of shares granted					5.35%				8.00%
Share based compensation arrangement by grants in period fair value | $					$ 2,460,213		$ 2,464,455		$ 4,681,533
Restricted Shares | Employees | Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based payment award percentage of net assets granted									1.95%
Share based compensation arrangement by percentage of shares granted									1.95%
Share based compensation arrangement by grants in period fair value | $									$ 1,141,124
2004 Stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of ordinary shares authorized																	30,688,488
Share based compensation intrinsic value | $															30,659
2004 Stock incentive plan | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period								1,100,240
Share based compensation for rendering service								3 years
Fair value of restricted shares | $ / shares														$ 1.106
2004 Stock incentive plan | Restricted Shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period														330,085
2007 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement of vested in period																		8,658,048
Fair value of granted share | $ / shares																$ 0.82
2007 Equity Incentive Plan | Nonvested Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period										3,000,000		10,558,493
2007 Equity Incentive Plan | Nonvested Ordinary Shares | Not vested under 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period										1,900,445
2010 Equity Incentive Plan of Rifa Financial Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period											1,500
Share based compensation for rendering service											3 years
Fair value of restricted shares											15.00%
Nonvested shares granted percentage of earnings											15.00%
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $													$ 177,414	$ 360,884	115,428
Number of ordinary shares authorized													20,000,000				5,000,000
Share based compensation arrangement vested in period, fair value | $													$ 445,888	$ 646,612	$ 174,360
Share based compensation arrangement of vested in period													200,000
Share based compensation available for grant													1,039,900
Number of options, Granted														280,000	2,690,000
Weighted average grant date fair value | $ / shares														$ 0.32	$ 0.24
Unrecognized share based compensation expenses | $													$ 57,187
Share based compensation period for recognition													10 months 24 days
2014 Stock Incentive Plan | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period																	3,000,000
Share based compensation for rendering service															3 years		3 years
Number of options, Granted													0		200,000		30,000
2014 Stock Incentive Plan | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $													$ 239,590	$ 497,531	$ 682,424
Share based compensation for rendering service	2 years	3 years	2 years 6 months	2 years													2 years
Fair value of restricted shares | $ / shares						$ 0.742											$ 0.878
Share based compensation arrangement of vested in period													1,780,000
Unrecognized share based compensation expenses | $													$ 926,212
Share based compensation period for recognition													1 year 11 months 4 days
Share based compensation arrangement grants in period	8,000,000	1,900,000	150,000	200,000		3,800,000							750,885	0			1,780,000
2014 Stock Incentive Plan | Restricted Shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement of vested in period													138,000
Share based compensation arrangement grants in period													77,975
2014 Stock Incentive Plan | Restricted Shares | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period																	1,150,000
2014 Stock Incentive Plan | Restricted Shares | Consultant [Member] | Share-Based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period																	50,000
Share based compensation for rendering service																	2 years
2014 Stock Incentive Plan | Restricted Shares | Employee One
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement of vested in period													684,000
Share based compensation arrangement grants in period														0
2014 Stock Incentive Plan | Restricted Shares | Employee Two
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement of vested in period													0
Share based compensation arrangement grants in period													0
2014 Stock Incentive Plan | Restricted Shares | One Consultant | Share-Based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service																	3 years
2014 Stock Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service														3 years	3 years
Number of options, Granted													0	280,000	2,490,000